UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title:    Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 15,  2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:17
Form 13F Information Table Value Total:  $ 139,338


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMBAC FINANCIAL GROUP INC	COM	023139108	 10,022 	1743000	SH		SOLE		1743000
COMPUCREDIT CORP	COM	20478N100	 20,018 	2256876	SH		SOLE		2256876
CLAYTON HOLDINGS	COM	18418N107	 1,994 	429635	SH		SOLE		429635
ENCORE CAPITAL GROUP INC	COM	292554102	 13,535 	1990480	SH		SOLE		1990480
FIRST ACCEPTANCE CORP	COM	318457108	 1,133 	397549	SH		SOLE		397549
FIRST AMERICAN CORPORATION	COM	318522307	 9,164 	270000	SH		SOLE		270000
FIRST MARBLEHEAD CORP	COM	320771108	 10,577 	1417810	SH		SOLE		1417810
HIGHBURY FINANCIAL INC	COM	42982Y109	 1,160 	400000	SH		SOLE		400000
INDYMAC BANCORP INC	COM	456607100	 5,708 	1150790	SH		SOLE		1150790
JP MORGAN CHASE & CO	COM	46625H100	 2,233 	52000	SH		SOLE		52000
MBIA INC	COM	55262C100	 20,896 	1710000	SH		SOLE		1710000
OCWEN FINANCIAL CORP	COM	675746309	 2,807 	632300	SH		SOLE		632300
PMI GROUP INC	COM	69344M101	 7,951 	1366100	SH		SOLE		1366100
PORTFOLIO RECOVERY ASSOCIATES	COM	73640Q105	 12,258 	285798	SH		SOLE		285798
PRIMUS GUARANTY LTD	COM	G72457107	 17,750 	4958040	SH		SOLE		4958040
SUN AMERICAN BANCORP 	COM	86664A103	 2,000 	500000	SH		SOLE		500000
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117	 132 	600000	SH		SOLE		600000